Performance Management - BNY Mellon Equity Income Fund	May 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class A	During the periods shown in the chart:
Best Quarter Q2, 2020: 16.92% Worst Quarter Q1, 2020: -25.59%

The year-to-date total return of the fund's Class A shares as of June 30, 2024 was 17.51%.

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 16.92% Worst Quarter Q1, 2020: -25.59% The year-to-date total return of the fund's Class A shares as of June 30, 2024 was 17.51%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	17.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	12.09%	10.95%	9.10%
Class A returns after taxes on distributions	10.91%	10.01%	7.78%
Class A returns after taxes on distributions and sale of fund shares	7.92%	8.57%	7.01%
Class C returns before taxes	16.99%	11.42%	8.92%
Class I returns before taxes	19.19%	12.56%	10.02%
Class Y returns before taxes	19.24%	12.59%	10.10%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.im.bnymellon.com